EARNINGS (LOSS) PER ORDINARY SHARE - Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity	$ 297	$ 622	$ 984	[1]
Weighted average number of shares (in shares)	420,197,062	419,755,627	419,033,516
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity	$ 0	$ 0	$ 7	[1]
Basic earnings (loss) per ordinary share (USD per share)	$ 0.71	$ 1.48	$ 2.36	[1]
Basic earnings (loss) per ordinary share - Continuing operations (USD per share)	0.71	1.48	2.34	[1]
Basic earnings (loss) per ordinary share - Discontinued operations (USD per share)	$ 0	$ 0	$ 0.02	[1]
Diluted earnings (loss) per ordinary share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity including dilutive effects	$ 297	$ 622	$ 984
Diluted weighted average number of shares (in shares)	420,869,866	420,056,703	419,481,450
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity including dilutive effects	$ 0	$ 0	$ 7
Diluted earnings (loss) per ordinary share (USD per share)	$ 0.71	$ 1.48	$ 2.36	[1]
Diluted earnings (loss) per ordinary share - Continuing operations (USD per share)	0.71	1.48	2.34	[1]
Diluted earnings (loss) per ordinary share - Discontinued operations (USD per share)	$ 0	$ 0	$ 0.02	[1]

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.